UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 6395

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management

October 31, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)	Value ($)
New York--98.2%
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)		0.28	11/7/10	2,700,000 a	2,700,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)		0.35	11/7/10	4,985,000 a	4,985,000
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Young Men's
Christian Association of
Olean, N.Y. Project) (LOC; Key
Bank)		0.45	11/7/10	3,255,000 a	3,255,000
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)		0.45	11/7/10	11,340,000 a	11,340,000
Chemung County Industrial
Development Agency, IDR (MMARS
2nd Program) (Trayer Products,
Inc. Project) (LOC; HSBC Bank
USA)		0.45	11/7/10	655,000 a	655,000
Clarkstown Central School
District, GO Notes, TAN		0.75	11/5/10	6,500,000	6,500,279
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)		0.35	11/7/10	7,700,000 a	7,700,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project) (LOC;
Key Bank)		0.35	11/7/10	10,140,000 a	10,140,000
Columbia County Capital Resource
Corporation, Civic Facility
Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC
Bank USA)		0.27	11/7/10	6,945,000 a	6,945,000
Columbia County Industrial
Development Agency, Civic
Facility Revenue (The Columbia
Memorial Hospital Project)
(LOC; HSBC Bank USA)		0.27	11/7/10	5,245,000 a	5,245,000
Dutchess County Industrial
Development Agency, Civic

Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	0.33	11/7/10	7,645,000 a	7,645,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	0.33	11/7/10	9,065,000 a	9,065,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T
Bank)	0.33	11/7/10	13,795,000 a	13,795,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	0.52	11/7/10	3,650,000 a	3,650,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.30	11/7/10	5,000,000 a	5,000,000
Eastchester Union Free School
District, GO Notes, TAN	1.00	12/29/10	10,500,000	10,510,283
Elmira City School District,
GO Notes, BAN	1.50	6/30/11	8,500,000	8,519,419
Erie County Industrial Development
Agency, Civic Facility Revenue
(Heritage Center Project)
(LOC; Key Bank)	0.45	11/7/10	1,495,000 a	1,495,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	0.45	11/7/10	450,000 a	450,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	0.45	11/7/10	3,365,000 a	3,365,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.42	11/7/10	2,900,000 a	2,900,000
Evans,
GO Notes, BAN	1.25	10/6/11	2,125,000	2,128,888
Forestville Central School
District, GO Notes, BAN	2.00	7/14/11	4,700,000	4,728,231
Fort Ann,
GO Notes, BAN	1.50	8/26/11	3,000,000	3,008,475
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	0.45	11/7/10	1,800,000 a	1,800,000
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, State
Personal Income Tax Revenue
(Education)) (Liquidity
Facility; JPMorgan Chase Bank)	0.28	11/7/10	7,000,000 a,b	7,000,000

Lancaster Industrial Development
Agency, IDR (Sealing Devices
Inc. Project) (LOC; HSBC Bank
USA)	0.42	11/7/10	2,255,000 a	2,255,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; JPMorgan Chase
Bank)	0.29	1/13/11	29,400,000	29,400,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; State Street
Bank and Trust Co.)	0.30	12/7/10	16,100,000	16,100,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	11/7/10	20,000,000 a	20,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.35	11/7/10	10,000,000 a	10,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.30	11/7/10	34,900,000 a	34,900,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	25,000,000	25,066,055
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.32	1/12/11	10,000,000	10,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.32	11/7/10	14,310,000 a	14,310,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (DePaul
Properties, Inc. Project)
(LOC; Key Bank)	0.35	11/7/10	2,815,000 a	2,815,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.33	11/7/10	2,280,000 a	2,280,000
Monroe County Industrial
Development Agency, IDR
(Chaney Enterprise) (LOC; M&T
Bank)	0.48	11/7/10	2,100,000 a	2,100,000
Monroe County Industrial
Development Agency, IDR
(Genesee Metal Stampings Inc.
Facility) (LOC; HSBC Bank USA)	0.45	11/7/10	310,000 a	310,000
Monroe County Industrial

Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Bank)	0.33	11/7/10	2,600,000 a	2,600,000
New York City,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; State
Street Bank and Trust Co.)	0.27	11/1/10	5,100,000 a	5,100,000
New York City,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; State
Street Bank and Trust Co.)	0.27	11/1/10	8,100,000 a	8,100,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.30	11/1/10	4,500,000 a	4,500,000
New York City,
GO Notes (LOC; Bank of Nova
Scotia)	0.27	11/7/10	6,785,000 a	6,785,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.25	11/1/10	9,400,000 a	9,400,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.28	11/1/10	4,700,000 a	4,700,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.30	11/1/10	5,250,000 a	5,250,000
New York City Housing Development
Corporation, MFHR	0.37	12/31/10	9,000,000	9,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.30	11/7/10	10,000,000 a,b	10,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	0.29	11/7/10	3,600,000 a	3,600,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.29	11/7/10	8,000,000 a	8,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.53	11/7/10	1,860,000 a	1,860,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	0.33	11/7/10	4,900,000 a	4,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.

Project) (LOC; M&T Bank)	0.33	11/7/10	3,100,000 a	3,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.33	11/7/10	6,000,000 a	6,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; JPMorgan Chase
Bank)	0.31	11/7/10	10,790,000 a	10,790,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	0.53	11/7/10	2,400,000 a	2,400,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.35	11/18/10	16,900,000	16,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Bank of
America)	0.27	11/1/10	9,600,000 a	9,600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank)	0.28	11/7/10	2,095,000 a,b	2,095,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.27	11/1/10	9,400,000 a	9,400,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.25	11/1/10	15,100,000 a	15,100,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	2.50	11/1/10	6,975,000	6,975,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	0.30	11/1/10	6,500,000 a	6,500,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Wells Fargo Bank)	0.25	11/1/10	3,100,000 a	3,100,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	3/1/11	30,000,000	30,000,000
New York Local Government
Assistance Corporation, GO

Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.29	11/7/10	7,300,000 a	7,300,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.32	11/7/10	17,700,000 a	17,700,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.33	11/7/10	14,350,000 a	14,350,000
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Bank)	0.26	11/7/10	6,925,000 a	6,925,000
New York State Dormitory
Authority, Revenue (F.F.T.
Senior Communities, Inc.)
(LOC; KBC Bank)	0.29	11/7/10	4,420,000 a	4,420,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.29	11/7/10	4,900,000 a	4,900,000
New York State Dormitory
Authority, Revenue (The
College of New Rochelle) (LOC;
RBS Citizens NA)	0.37	11/7/10	4,000,000 a	4,000,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	0.24	11/7/10	10,175,000 a	10,175,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC;
Wachovia Bank)	0.27	11/7/10	9,000,000 a	9,000,000
New York State Housing Finance
Agency, Service Contract
Revenue, Refunding (LOC; Bank
of America)	0.26	11/7/10	4,200,000 a	4,200,000
New York State Thruway Authority,
General Revenue, BAN	2.50	7/15/11	2,050,000	2,080,907
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	14,975,000	15,354,295
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/11	1,000,000	1,019,424
New York State Urban Development
Corporation, Service Contract
Revenue, Refunding	1.00	1/1/11	11,615,000	11,627,994
New York State Urban Development
Corporation, Service Contract
Revenue, Refunding	1.00	1/1/11	7,990,000	7,998,938
Newburgh City School District,
GO Notes, BAN	1.00	12/17/10	15,000,000	15,010,277
Newburgh Industrial Development
Agency, Civic Facility Revenue

(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	0.52	11/7/10	3,100,000 a	3,100,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Bank)	0.43	11/7/10	2,250,000 a	2,250,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; FHLB)	0.42	11/7/10	6,455,000 a	6,455,000
Ontario County Industrial
Development Agency, IDR (Dixit
Enterprises/Newtex Industries,
Inc. Facility) (LOC; HSBC Bank
USA)	0.45	11/7/10	2,540,000 a	2,540,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Saint Luke's
Cornwall Hospital Project)
(LOC; Key Bank)	0.52	11/7/10	3,700,000 a	3,700,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	0.45	11/7/10	3,020,000 a	3,020,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.35	11/8/10	34,575,000	34,575,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.35	11/18/10	40,865,000	40,865,000
Port Authority of New York and New
Jersey, Equipment Notes	0.34	11/7/10	10,500,000 a	10,500,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (LOC; Bayerische
Landesbank)	0.29	11/1/10	5,800,000 a	5,800,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank NA)	0.26	11/7/10	3,595,000 a	3,595,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Claxton-Hepburn Medical
Center Project) (LOC; Key Bank)	0.52	11/7/10	3,500,000 a	3,500,000
Schenectady,
GO Notes, BAN	1.50	5/20/11	5,000,000	5,006,732
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College

Project) (LOC; M&T Bank)	0.33	11/7/10	5,435,000 a	5,435,000
South Country Central School
District at Brookhaven, GO
Notes, TAN	1.50	6/30/11	3,500,000	3,512,614
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.34	11/7/10	2,410,000 a	2,410,000
Syracuse Industrial Development
Agency, Housing Revenue
(Masonic Lofts LLC Project)
(LOC; Key Bank)	0.55	11/7/10	3,565,000 a	3,565,000
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	7,300,000	7,339,406
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/10	2,310,000	2,314,084
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Bank)	0.43	11/7/10	1,205,000 a	1,205,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.42	11/8/10	12,255,000	12,255,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	0.43	11/7/10	30,000,000 a	30,000,000
Yonkers Industrial Development
Agency, Revenue (Merlots
Program) (11-23 Saint Casimir
Avenue, LP Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.34	11/7/10	5,715,000 a,b	5,715,000

U.S. Related--1.7%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.27	11/7/10	7,500,000 a	7,500,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.29	11/7/10	7,000,000 a,b	7,000,000

Total Investments (cost $869,036,301)			99.9%	869,036,301
Cash and Receivables (Net)			.1%	1,065,115
Net Assets			100.0%	870,101,416

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to $31,810,000 or 3.7% of net assets.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	869,036,301
Level 3 - Significant Unobservable Inputs	-
Total	869,036,301

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)